Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments Financial Assets And Liabilities Balance Sheet Groupings [Abstract]
Summary of fair value of the financial instruments that are measured at fair value on a recurring basis
Assets and liabilities that were measured at fair value on a recurring basis were as follows:

	As of December 31, 2019				As of December 31, 2020
	Fair Value	Level I	Level II	Level III	Fair Value	Level I	Level II	Level III
Short-term investments	407,844	—	407,844	—	2,820,711	—	2,820,711	—
Derivative assets – a forward exchange contract	—	—	—	—	105,183	—	105,183	—
Derivative liabilities – Preferred Shares (i)	897,091	—	—	897,091	—	—	—	—

Schedule for determining the fair value of derivative liabilities
Such approach involves certain significant estimates which are as follows:

Valuation Date	December 2 and December 31, 2019	April 10, 2020	May 11, 2020	May 26, 2020	June 30, 2020	July 31, 2020
Volatility (1)	37.90%	42.38%	42.82%	42.69%	41.75%	43.20%
Risk-free rate (2)	2.65%	1.10%	1.05%	1.03%	0.97%	1.38%
Dividend yield (3)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Time to expiration (4) (in years)	5.37	5.02	4.93	4.89	4.8	4.71

(1)	The volatility is estimated based on the historical share price movement of comparable companies for the period of time close to the expected time to exercise.
(2)	The risk-free rate is based on the market yield of US treasury curve with China country risk premium.
(3)	The dividend yield is estimated by the Company based on its expected dividend policy over the contractual term of the options.
(4)	Time to expiration is the time between valuation date and the redemption or liquidation date.